Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
30. SUBSEQUENT EVENTS

Declaration of Quarterly Dividend

On March 9, 2022, the Company's board of directors approved its quarterly common share dividend of $0.0079 per share, payable on and after April 4, 2022, to common shareholders of record at the close of business on March 21, 2022. These dividends were declared subsequent to the quarter end and have not been recognized as distributions to owners during the year ended December 31, 2021.